Segment Reporting (Tables)	12 Months Ended
Feb. 28, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
Schedule of segment’s revenue, depreciation and Adjusted EBITDA
	Subscription revenue	Hardware and other revenue before eliminations	Eliminations	Inter- segment revenue	Hardware and other revenue after eliminations and inter- segment	Total revenue	Depreciation and amortization	Adjusted EBITDA
	Figures in Rand thousands
Geographical business units
2021
South Africa	1,621,636	338,832	(272,601)	(5,939)	60,292	1,681,928	314,517	893,748
Africa-Other	93,752	6,204	-	5,939	12,143	105,895	7,896	38,787
Europe	214,459	9,184	(3,777)	-	5,407	219,866	63,743	103 ,684
Asia-Pacific, Middle East and USA	279,170	165,072	(161,388)	-	3,684	282,854	59,593	91,481
Total by Segment	2,209,017	519,292	(437,766)	-	81,526	2,290,543	445,749	1,127,700
Geographical business units
2020
South Africa	1,383,980	335,692	(294,723)	(7,484)	33,485	1,417,465	243,989	747,229
Africa-Other	106,977	1,513	–	7,484	8,997	115,974	6,152	42,098
Europe	168,314	14,092	(9,140)	–	4,952	173,266	40,193	81,782
Asia-Pacific, Middle East and USA	228,446	69,893	(63,151)	–	6,742	235,188	36,690	66,376
Total by Segment	1,887,717	421,190	(367,014)	–	54,176	1,941,893	327,024	937,485

Geographical business units
2019
South Africa	1,116,829	623,382	(486,604)	(7,861)	128,917	1,245,746	201,988	607,285
Africa-Other	97,605	10,171	–	7,861	18,032	115,637	3,372	41,628
Europe	142,204	11,463	(6,075)	–	5,388	147,592	33,488	57,642
Asia-Pacific, Middle East and USA	163,902	49,389	(29,558)	–	19,831	183,733	22,663	31,879
Total by Segment	1,520, 540	694,405	(522,237)	–	172,168	1,692,708	261,511	738,434

Schedule of adjusted EBITDA to profit after taxation
	2021	2020	2019
	Figures in Rand thousands
Adjusted EBITDA	1,127,700	937,485	738,434
Depreciation of property, plant and equipment	(372,936)	(282,976)	(236,510)
Amortization of intangible assets	(25,856)	(12,786)	(2,005)
Corporate expenses	(2,346)	(10,801)	-
Operating profit	726,562	630,922	499,919
IPO costs	(25,570)	-	-
Finance income	4,358	2,592	2,749
Finance costs	(9,302)	(16,831)	(31,438)
Profit before taxation	696,048	616,683	471,230
Taxation	(198,628)	(173,157)	(110,182)
Profit for the year	497,420	443,526	361,048

Schedule of capital expenditure
	2021	2020	2019
	Figures in Rand thousands
South Africa	360,192	308,936	360,935
Africa-Other	5,638	9,427	8,360
Europe	47,100	50,974	32,448
Asia Pacific, Middle East and USA	110,736	53,631	33,954
Total by segment	523,666	422,968	435,697
Corporate	-	-	-
Total	523,666	422,968	435,697

Schedule of total assets by segment
	2021	2020
Total assets	Figures in Rand thousands
South Africa	1,214,369	1,145,039
Africa-Other	176,441	196,156
Europe	309,205	275,290
Asia-Pacific, Middle East and USA	341,765	227,968
Total by segment	2,041,780	1,844,453
Corporate	873,363	804
Total	2,915,143	1,845,257

Schedule of total non-current assets by segment
	2021	2020
	Figures in Rand thousands
South Africa	990,167	820,658
Africa-Other	85,770	96,263
Europe	262,548	221,840
Asia Pacific, Middle East and USA	249,719	139,018
Total by segment	1,588,204	1,277,779
Corporate	-	-
	1,588,204	1,277,779

Schedule of total liabilities by segment
	2021	2020
	Figures in Rand thousands
Total liabilities
South Africa	464,411	405,238
Africa-Other	59,513	56,088
Europe	98,351	90,547
Asia Pacific, Middle East and USA	110,069	68,205
Total by segment	732,344	620,078
Corporate	900,353	44
Total	1,632,697	620,122